Statements of Redeemable and Convertible Preferred Stock and Shareholders' Equity (Deficit) (Parenthetical) (IPO [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 23, 2014	Dec. 31, 2014
IPO [Member]
Payments of Stock Issuance Costs	$ 2.3	$ 10.9